Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Trading Symbol	TGP
Entity Registrant Name	Teekay LNG Partners L.P.
Entity Central Index Key	0001308106
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer

Unaudited Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
VOYAGE REVENUES(note 9a)	$ 96,619	$ 96,477	$ 193,726	$ 195,817
OPERATING EXPENSES
Voyage expenses	1,224	242	1,615	585
Vessel operating expenses (note 9a)	24,814	22,177	50,130	44,564
Depreciation and amortization	25,156	24,796	49,299	49,553
General and administrative (note 9a)	4,744	4,433	10,213	9,693
Total operating expenses	55,938	51,648	111,257	104,395
Income from vessel operations	40,681	44,829	82,469	91,422
OTHER ITEMS
Equity income	39,425	11,086	65,849	28,134
Interest expense (note 7)	(13,132)	(13,734)	(26,380)	(26,532)
Interest income	782	949	1,297	1,881
Realized and unrealized gain (loss) on derivative instruments (note 10)	10,666	(18,145)	2,381	(34,048)
Foreign currency exchange (loss) gain (notes 7 and 10)	(2,787)	13,927	5,424	4,259
Other income	407	480	876	694
Total other items	35,361	(5,437)	49,447	(25,612)
Net income before income tax (expense) recovery	76,042	39,392	131,916	65,810
Income tax (expense) recovery (note 8)	(800)	(132)	(1,643)	129
Net income	75,242	39,260	130,273	65,939
Non-controlling interest in net income	5,581	1,572	6,167	3,520
General Partner's interest in net income	6,278	5,293	12,243	10,325
Limited partners' interest in net income	63,383	32,395	111,863	52,094
Limited partners' interest in net income per common unit
• Basic	$ 0.91	$ 0.5	$ 1.6	$ 0.8
• Diluted	$ 0.91	$ 0.5	$ 1.6	$ 0.8
Weighted-average number of common units outstanding:
• Basic	69,713,500	64,857,900	69,698,714	64,857,900
• Diluted	69,732,097	64,857,900	69,709,382	64,857,900
Cash distributions declared per common unit	$ 0.675	$ 0.675	$ 1.35	$ 1.305
Related party transactions (note 9)

Unaudited Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current
Cash and cash equivalents	$ 97,621	$ 113,577
Restricted cash - current (note 4)	33,096	34,160
Accounts receivable, including non-trade of $13,636 (2012 - $11,654) (note 10)	14,404	13,408
Prepaid expenses	8,141	5,836
Current portion of derivative assets (note 10)	18,306	17,212
Current portion of net investments in direct financing leases (note 4)	6,928	6,656
Advances to affiliates (note 9b)	3,421	13,864
Total current assets	181,917	204,713
Restricted cash - long-term (note 4)	495,084	494,429
Vessels and equipment
At cost, less accumulated depreciation of $382,063 (2012 - $351,092)	1,275,120	1,286,957
Vessels under capital leases, at cost, less accumulated depreciation of $144,636 (2012 - $133,228)	612,633	624,059
Advances on newbuilding contracts (note 11a)	39,097	38,624
Total vessels and equipment	1,926,850	1,949,640
Investment in and advances to equity accounted joint ventures (notes 5, 6, 9d, 9e and 9f)	627,477	409,735
Net investments in direct financing leases (note 4)	393,225	396,730
Advances to joint venture partner (note 6)	14,004	14,004
Other assets	26,573	25,233
Derivative assets (note 10)	89,685	145,347
Intangible assets - net	103,064	109,984
Goodwill - liquefied gas segment	35,631	35,631
Total assets	3,893,510	3,785,446
Current
Accounts payable	3,925	2,178
Accrued liabilities (note 10)	41,300	38,134
Unearned revenue	8,645	19,417
Current portion of long-term debt (note 7)	87,079	86,489
Current obligations under capital lease (note 4)	160,284	70,272
Current portion of derivative liabilities (note 10)	69,903	48,046
Advances from affiliates (note 9b)	17,739	12,083
Total current liabilities	388,875	276,619
Long-term debt (note 7)	1,477,856	1,326,864
Long-term obligations under capital lease (note 4)	472,440	567,302
Long-term unearned revenue	37,244	38,570
Other long-term liabilities (notes 4 and 5)	73,455	73,568
Derivative liabilities (note 10)	159,320	248,249
Total liabilities	2,609,190	2,531,172
Commitments and contingencies (notes 4, 5, 7, 10 and 11)
Equity
Non-controlling interest	47,317	41,294
Partners' equity	1,237,003	1,212,980
Total equity	1,284,320	1,254,274
Total liabilities and total equity	$ 3,893,510	$ 3,785,446

Unaudited Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Non-trade accounts receivable	$ 13,636	$ 11,654
Accumulated depreciation on vessel and equipment	382,063	351,092
Accumulated depreciation vessels under capital leases	$ 144,636	$ 133,228

Unaudited Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
OPERATING ACTIVITIES
Net income	$ 130,273	$ 65,939
Non-cash items:
Unrealized (gain) loss on derivative instruments (note 10)	(21,426)	15,647
Depreciation and amortization	49,299	49,553
Unrealized foreign currency exchange gain (notes 7 and 10)	(5,993)	(4,670)
Equity income	(65,849)	(28,134)
Amortization of deferred debt issuance costs and other	1,494	18
Change in operating assets and liabilities	5,748	(6,609)
Expenditures for dry docking	(17,796)	(2,972)
Net operating cash flow	75,750	88,772
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	219,748	395,352
Scheduled repayments of long-term debt	(42,999)	(42,200)
Prepayments of long-term debt	(10,000)	(119,274)
Debt issuance costs		(1,808)
Scheduled repayments of capital lease obligations	(5,205)	(5,040)
Proceeds from units issued out of continuous offering program, net of offering costs (note 12)	4,924
Advances to joint venture partners and equity accounted joint ventures (note 6)	(16,785)	(3,600)
Increase in restricted cash	(952)	(30,511)
Cash distributions paid	(105,943)	(93,636)
Other	(144)	(50)
Net financing cash flow	42,644	99,233
INVESTING ACTIVITIES
Purchase of equity accounted investments (notes 5, 9d, 9e and 9f)	(135,790)	(170,067)
Receipts from direct financing leases	3,233	2,992
Expenditures for vessels and equipment	(1,793)	(1,010)
Other		1,369
Net investing cash flow	(134,350)	(166,716)
(Decrease) increase in cash and cash equivalents	(15,956)	21,289
Cash and cash equivalents, beginning of the period	113,577	93,627
Cash and cash equivalents, end of the period	$ 97,621	$ 114,916

Unaudited Consolidated Statement of Changes in Total Equity (USD $) In Thousands	Total USD ($)	Total Equity Partners' Equity Common Units [Member]	Total Equity Partners' Equity Common [Member] USD ($)	Total Equity Partners' Equity General Partner [Member] USD ($)	Total Equity Non-controlling Interest [Member] USD ($)
Beginning Balance at Dec. 31, 2012	$ 1,254,274		$ 1,165,634	$ 47,346	$ 41,294
Beginning balance, units at Dec. 31, 2012		69,684
Net income and comprehensive income	130,273		111,863	12,243	6,167
Cash distributions	(106,087)		(94,073)	(11,870)	(144)
Equity based compensation (note 13)	936		917	19
Equity based compensation (note 13), Units		6
Proceeds from units issued out of continuous offering program, net of offering costs of $0.5 million (note 12)	4,924		4,819	105
Proceeds from units issued out of continuous offering program, net of offering costs of $0.5 million (note 12), units		124
Ending balance at Jun. 30, 2013	$ 1,284,320		$ 1,189,160	$ 47,843	$ 47,317
Ending balance, units at Jun. 30, 2013		69,814

Unaudited Consolidated Statement of Changes in Total Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013
Offering cost from continuous offering program	$ 0.5

Basis of Presentation	6 Months Ended
Jun. 30, 2013
Basis of Presentation
1.	Basis of Presentation

The unaudited interim consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These financial statements include the accounts of Teekay LNG Partners L.P., which is a limited partnership organized under the laws of the Republic of The Marshall Islands, and its wholly owned or controlled subsidiaries (collectively, the Partnership). The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Certain information and footnote disclosures required by GAAP for complete annual financial statements have been omitted and therefore, these interim financial statements should be read in conjunction with the Partnership’s audited consolidated financial statements for the year ended December 31, 2012, which are included in the Partnership’s Annual Report on Form 20-F for the year ended December 31, 2012, filed with the SEC on April 16, 2013. In the opinion of management of Teekay GP L.L.C., the general partner of the Partnership (or the General Partner), these interim unaudited consolidated financial statements reflect all adjustments consisting solely of a normal recurring nature, necessary to present fairly, in all material respects, the Partnership’s consolidated financial position, results of operations, changes in total equity and cash flows for the interim periods presented. The results of operations for the interim periods presented are not necessarily indicative of those for a full fiscal year. Significant intercompany balances and transactions have been eliminated upon consolidation.

In order to more closely align the Partnership’s presentation to that of many of its peers, the cost of ship management services of $1.9 million and $3.8 million for the three and six months ended June 30, 2013, respectively, has been presented as vessel operating expenses in the Partnership’s consolidated statement of income. Prior to 2013, the Partnership included these amounts in general and administrative expenses. All such costs incurred in comparative periods have been reclassified from general and administrative expenses to vessel operating expenses to conform to the presentation adopted in the current period. The amount reclassified was $2.0 million and $3.9 million for the three and six months ended June 30, 2012, respectively.

Financial Instruments	6 Months Ended
Jun. 30, 2013
Financial Instruments
2.	Financial Instruments

a)	Fair Value Measurements

For a description of how the Partnership estimates fair value and for a description of the fair value hierarchy levels, see Note 4 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2012. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at a fair value on a recurring basis.

			June 30, 2013		December 31, 2012
	Fair Value Hierarchy Level		Carrying	Fair	Carrying	Fair
			Amount	Value	Amount	Value
			Asset	Asset	Asset	Asset
			(Liability)	(Liability)	(Liability)	(Liability)
			$	$	$	$
Recurring:
Cash and cash equivalents and restricted cash	Level 1		625,801	625,801	642,166	642,166
Derivative instruments (note 10)
Interest rate swap agreements – assets	Level 2		108,606	108,606	165,687	165,687
Interest rate swap agreements – liabilities	Level 2		(228,448)	(228,448)	(304,220)	(304,220)
Cross currency swap agreement	Level 2		(11,677)	(11,677)	(2,623)	(2,623)
Other derivative	Level 3		3,900	3,900	1,100	1,100
Other:
Advances to equity accounted joint ventures (note 6b)		(i)	84,784	(i)	—	—
Advances to joint venture partner (note 6a)		(ii)	14,004	(ii)	14,004	(ii)
Long-term debt – public (note 7)	Level 1		(115,323)	(117,774)	(125,791)	(129,439)
Long-term debt – non-public (note 7)	Level 2		(1,449,612)	(1,325,842)	(1,287,562)	(1,170,788)

(i)

The advances to equity accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

(ii)

The Partnership owns a 99% interest in Teekay Tangguh Borrower LLC (or Teekay Tangguh), which owns a 70% interest in Teekay BLT Corporation (or the Teekay Tangguh Joint Venture), essentially giving the Partnership a 69% interest in the Teekay Tangguh Joint Venture. The advances from the Teekay Tangguh Joint Venture to the joint venture partner together with the joint venture partner’s equity investment in the Teekay Tangguh Joint Venture form the net aggregate carrying value of the joint venture partner’s interest in the Teekay Tangguh Joint Venture in these consolidated financial statements. The fair value of the individual components of such aggregate interest is not determinable.

Changes in fair value during the six months ended June 30, 2013 and 2012 for the Partnership’s other derivative asset (liability), the Toledo Spirit time-charter derivative, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Six Months Ended June 30,
	2013	2012
	$	$
Fair value at beginning of period	1,100	(600)
Realized and unrealized gains included in earnings	2,777	262
Settlements	23	38

Fair value at end of period	3,900	(300)

The Partnership’s Suezmax tanker the Toledo Spirit operates pursuant to a time-charter contract that increases or decreases the otherwise fixed-hire rate established in the charter depending on the spot charter rates that the Partnership would have earned had it traded the vessel in the spot tanker market. In order to reduce the variability of its revenue under the Toledo Spirit time-charter, the Partnership entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The estimated fair value of this other derivative is based in part upon the Partnership’s projection of future spot market tanker rates, which has been derived from current spot market tanker rates and long-term historical average rates as well as an estimated discount rate. The estimated fair value of this other derivative as of June 30, 2013 is based upon an average daily tanker rate of $22,241 (June 30, 2012 – $29,564) over the remaining duration of the charter contract and a discount rate of 8.8% (June 30, 2012 – 8.9%). In developing and evaluating this estimate, the Partnership considers the current tanker market fundamentals as well as the short and long-term outlook. A higher or lower average daily tanker rate would result in a higher or lower fair value liability or a lower or higher fair value asset. A higher or lower discount rate would result in a lower or higher fair value asset or liability.

b)	Financing Receivables

The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis.

			June 30,	December 31,
	Credit Quality		2013	2012
Class of Financing Receivable	Indicator	Grade	$	$
Direct financing leases	Payment activity	Performing	400,153	403,386
Other receivables:
Long-term receivable included in other assets	Payment activity	Performing	5,057	1,704
Advances to equity accounted joint ventures (note 6b)	Other internal metrics	Performing	84,784	—
Advances to joint venture partner (note 6a)	Other internal metrics	Performing	14,004	14,004

			503,998	419,094

Segment Reporting	6 Months Ended
Jun. 30, 2013
Segment Reporting
3.	Segment Reporting

The following table includes results for the Partnership’s segments for the periods presented in these financial statements.

	Three Months Ended June 30,
	2013			2012
		Conventional			Conventional
	Liquefied Gas	Tanker		Liquefied Gas	Tanker
	Segment	Segment	Total	Segment	Segment	Total
	$	$	$	$	$	$
Voyage revenues	68,270	28,349	96,619	67,603	28,874	96,477
Voyage expenses	407	817	1,224	30	212	242
Vessel operating expenses	13,683	11,131	24,814	11,774	10,403	22,177
Depreciation and amortization	18,329	6,827	25,156	17,309	7,487	24,796
General and administrative (i)	3,233	1,511	4,744	3,043	1,390	4,433

Income from vessel operations	32,618	8,063	40,681	35,447	9,382	44,829

	Six Months Ended June 30,
	2013			2012
		Conventional			Conventional
	Liquefied Gas	Tanker		Liquefied Gas	Tanker
	Segment	Segment	Total	Segment	Segment	Total
	$	$	$	$	$	$
Voyage revenues	136,300	57,426	193,726	138,336	57,481	195,817
Voyage expenses	407	1,208	1,615	66	519	585
Vessel operating expenses	27,676	22,454	50,130	23,553	21,011	44,564
Depreciation and amortization	35,619	13,680	49,299	34,547	15,006	49,553
General and administrative (i)	6,917	3,296	10,213	6,602	3,091	9,693

Income from vessel operations	65,681	16,788	82,469	73,568	17,854	91,422

(i)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to total assets presented in the consolidated balance sheets is as follows:

	June 30,	December 31,
	2013	2012
	$	$
Total assets of the liquefied gas segment	3,279,984	3,143,205
Total assets of the conventional tanker segment	489,939	495,556
Unallocated:
Cash and cash equivalents	97,621	113,577
Accounts receivable and prepaid expenses	22,545	19,244
Advances to affiliates	3,421	13,864

Consolidated total assets	3,893,510	3,785,446

Vessel Charters	6 Months Ended
Jun. 30, 2013
Vessel Charters
4.	Vessel Charters

The minimum estimated charter hire payments for the remainder of the year and the next four fiscal years, as at June 30, 2013, for the Partnership’s vessels chartered-in and vessels chartered-out are as follows:

	Remainder
	of 2013	2014	2015	2016	2017
Vessel Charters(i)	$	$	$	$	$
Charters-in – capital leases(ii)(iii)(iv)(v)	81,526	60,000	31,790	31,672	54,953

Charters-out – operating leases(vi)	170,270	321,257	315,392	291,475	288,855
Charters-out – direct financing leases	19,693	39,065	39,065	39,172	39,065

	189,963	360,322	354,457	330,647	327,920

(i)	The Teekay Tangguh Joint Venture is a party to operating leases whereby it is leasing the Tangguh Hiri and the Tangguh Sago liquefied natural gas (or LNG) carriers (or the Tangguh LNG Carriers) to a third party, which is in turn leasing the vessels back to the joint venture. The table does not include the Partnership’s minimum charter hire payments to be paid and received under these leases, which are described in more detail in Note 6 to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2012.
(ii)

As at June 30, 2013 and December 31, 2012, the Partnership had $475.4 million and $475.5 million, respectively, of cash which, including any interest earned on such amounts, are restricted to being used for charter hire payments of certain vessels chartered-in under capital leases. The Partnership also maintains restricted cash deposits relating to certain term loans and to amounts received from charterers to be used only for dry-docking expenditures and emergency repairs, which cash totaled $52.8 million and $53.1 million as at June 30, 2013 and December 31, 2012, respectively.

(iii)	As described in Note 6 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2012, the Partnership has leasing arrangements relating to five of its LNG carriers (three through Teekay Nakilat Corporation (or the RasGas II LNG Carriers) and two through the Teekay Tangguh Joint Venture, in which the Partnership owns 70% and 69% ownership interests, respectively). Under these arrangements, the Partnership is the lessee and the lessors claim tax depreciation on the capital expenditures they incurred to acquire these vessels. As is typical in these leasing arrangements, tax and change of law risks are assumed by the lessee. Lease payments under the lease arrangements are based on certain tax and financial assumptions at the commencement of the leases. If an assumption proves to be incorrect, the lessor is entitled to increase the lease payments to maintain its agreed after-tax margin.

The tax indemnification is for the duration of the lease contracts with the third parties plus the years it would take for the lease payments to be statute barred, and ends in 2033 for two vessels and 2041 for three vessels. Although there is no maximum potential amount of future payments, Teekay Nakilat Corporation and the Teekay Tangguh Joint Venture may terminate the lease arrangements on a voluntary basis at any time. If the lease arrangements terminate, Teekay Nakilat Corporation and the Teekay Tangguh Joint Venture will be required to pay termination sums to the lessor sufficient to repay the lessor’s investment in the vessels and to compensate it for the tax effect of the terminations, including recapture of any tax depreciation. The Partnership’s carrying amount of the tax indemnification guarantees as at June 30, 2013 was $24.4 million (December 31, 2012 – $24.9 million) and is included as part of other long-term liabilities in the Partnership’s consolidated balance sheets.

(iv)	Excludes estimated charter hire payments of $884.4 million for the period from 2018 to 2037.
(v)	As at June 30, 2013, the Partnership was a party to capital leases on five Suezmax tankers, all of which are classified as current obligations under capital lease in the Partnership’s consolidated balance sheets. Under these capital leases, the owner has the option to require the Partnership to purchase the five vessels. Also, under the charter contracts for these five vessels, the charterer, who is also the owner, has the option to cancel the charter contracts. For three of the five Suezmax tankers, the cancellation options are first exercisable in August 2013, November 2013 and April 2014, respectively. In July 2013, the Partnership received notification of termination from the owner for two of the five vessels, subject to approval by its board of directors and sale of the vessels to a third-party. Upon sale of the vessels, the Partnership will not be required to pay the balance of the capital lease obligations as the vessels under capital leases will be returned to the owner and the capital lease obligations will be concurrently extinguished. The amounts in the table assume the owner will not exercise their options to require the Partnership to purchase any of the five vessels from the owner. However, it assumes the owner will cancel the charter contracts when the cancellation right is first exercisable, which is the 13th year anniversary of each respective contract.
(vi)	Minimum scheduled future operating lease revenues do not include revenue generated from new contracts entered into after June 30, 2013, revenue from unexercised option periods of contracts that existed on June 30, 2013, or variable or contingent revenues. Therefore, the minimum scheduled future operating lease revenues should not be construed to reflect total charter hire revenues that may be recognized for any of the years.

Equity Method Investments	6 Months Ended
Jun. 30, 2013
Equity Method Investments
5.	Equity Method Investments

In February 2013, the Partnership entered into a joint venture agreement with Belgium-based Exmar NV (or Exmar) to own and charter-in liquefied petroleum gas (or LPG) carriers with a primary focus on the mid-size gas carrier segment. The joint venture entity, called Exmar LPG BVBA, took economic effect as of November 1, 2012 and includes 19 owned LPG carriers (including eight newbuilding carriers scheduled for delivery between 2014 and 2016 and taking into effect the sale of the Donau LPG carrier in April 2013) and five chartered-in LPG carriers. In July 2013, Exmar LPG BVBA exercised its options to construct two additional LPG carrier newbuildings. For its 50% ownership interest in the joint venture, including newbuilding payments made prior to the November 1, 2012 economic effective date of the joint venture, the Partnership invested $133.1 million in exchange for equity and a shareholder loan and assumed approximately $108 million of its pro rata share of existing debt and lease obligations as of the economic effective date. These debt and lease obligations are secured by certain vessels in the Exmar LPG BVBA fleet. The Partnership also paid a $2.7 million acquisition fee to Teekay Corporation that was recorded as part of the investment in Exmar LPG BVBA (see Note 9f). The excess of the book value of net assets acquired over Teekay LNG’s investment in the Exmar LPG BVBA, which amounted to approximately $6.0 million, has been accounted for as an adjustment to the value of the vessels, charter agreements and lease obligations of Exmar LPG BVBA and recognition of goodwill, in accordance with the preliminary purchase price allocation. Control of Exmar LPG BVBA is shared equally between Exmar and the Partnership. The Partnership accounts for its investment in Exmar LPG BVBA using the equity method.

In February 2012, a joint venture between the Partnership and Marubeni Corporation (or the Teekay LNG-Marubeni Joint Venture) acquired a 100% interest in six LNG carriers (or the MALT LNG Carriers) from Denmark-based A.P. Moller-Maersk A/S for approximately $1.3 billion. The Partnership and Marubeni Corporation (or Marubeni) have 52% and 48% economic interests, respectively, but share control of the Teekay LNG-Marubeni Joint Venture. Since control of the Teekay LNG-Marubeni Joint Venture is shared jointly between Marubeni and the Partnership, the Partnership accounts for its investment in the Teekay LNG-Marubeni Joint Venture using the equity method. The Teekay LNG-Marubeni Joint Venture financed this acquisition with $1.06 billion from short-term secured loan facilities and $266 million from equity contributions from the Partnership and Marubeni Corporation. The Partnership has agreed to guarantee its 52% share of the secured loan facilities of the Teekay LNG-Marubeni Joint Venture and as a result, deposited $30 million in a restricted cash account as security for the debt within the Teekay LNG-Marubeni Joint Venture and recorded a guarantee liability of $1.4 million. The carrying value of the guarantee liability as at June 30, 2013, was $0.2 million (December 31, 2012 – $0.6 million) and is included as part of other long-term liabilities in the Partnership’s consolidated balance sheets. The Partnership has a 52% economic interest in the Teekay LNG-Marubeni Joint Venture and consequently its share of the $266 million equity contribution was $138.2 million. The Partnership also contributed an additional $5.8 million for its share of legal and financing costs and recorded the $7.0 million acquisition fee paid to Teekay Corporation as part of the investment (see Note 9e). The Partnership financed the equity contributions by borrowing under its existing credit facilities. The excess of the Partnership’s investment in the Teekay LNG-Marubeni Joint Venture over the book value of net assets acquired, which amounted to approximately $303 million, has been accounted for as an increase to the carrying value of the vessels and out-of-the-money charters of the Teekay LNG-Marubeni Joint Venture, in accordance with the purchase price allocation. In August 2013, the Teekay-LNG Marubeni Joint Venture completed the refinancing of its short-term loan facilities by entering into separate long-term debt facilities totaling approximately $963 million. These debt facilities mature between 2017 and 2030.

Advances to Joint Venture Partner and Equity Accounted Joint Ventures	6 Months Ended
Jun. 30, 2013
Advances to Joint Venture Partner and Equity Accounted Joint Ventures
6.	Advances to Joint Venture Partner and Equity Accounted Joint Ventures

a) The Partnership owns a 69% interest in the Teekay Tangguh Joint Venture and, as of June 30, 2013 and December 31, 2012, the Teekay Tangguh Joint Venture had advances of $14.0 million to the Partnership’s joint venture partner, BLT LNG Tangguh Corporation, and its parent company, PT Berlian Laju Tanker. The advances are partially comprised of a $3.6 million promissory note due on demand that bears interest at a fixed-rate of 8.0%. The remaining amount of the advances is non-interest bearing.

In July 2012, PT Berlian Laju Tanker entered into a court-supervised restructuring in Indonesia in order to restructure its debts. The Partnership believes the advances to the joint venture partner and its parent are still collectible given that the expected cash flows anticipated to be generated by the Teekay Tangguh Joint Venture can be used to repay the advances.

b) The Partnership has a 50% interest in Exmar LPG BVBA and a 50% interest in a joint venture with Exmar (or the Excalibur Joint Venture), which owns an LNG carrier, the Excalibur. As of June 30, 2013, the Partnership had advances of $81.8 million due from Exmar LPG BVBA, of which $67.9 million was through the acquisition of Exmar LPG BVBA, and $3.0 million is due from the Excalibur Joint Venture. These advances bear interest at LIBOR plus margins ranging from 0.50% to 2.0% and have no fixed repayment terms.

Long-Term Debt	6 Months Ended
Jun. 30, 2013
Long-Term Debt
7.	Long-Term Debt

	June 30,	December 31,
	2013	2012
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	280,000	80,000
U.S. Dollar-denominated Term Loan due through 2018	107,803	112,264
U.S. Dollar-denominated Term Loan due through 2019	309,393	321,851
U.S. Dollar-denominated Term Loan due through 2021	304,022	309,984
U.S. Dollar-denominated Term Loan due through 2021	105,632	108,799
U.S. Dollar-denominated Unsecured Demand Loan	13,282	13,282
Norwegian Kroner-denominated Bond due in 2017	115,323	125,791
Euro-denominated Term Loans due through 2023	329,480	341,382

Total	1,564,935	1,413,353
Less current portion	87,079	86,489

Total	1,477,856	1,326,864

As at June 30, 2013, the Partnership had three long-term revolving credit facilities available, which, as at such date, provided for borrowings of up to $444.7 million, of which $164.7 million was undrawn. Interest payments are based on LIBOR plus margins. The amount available under the revolving credit facilities reduces by $17.0 million (remainder of 2013), $34.5 million (2014), $84.1 million (2015), $27.3 million (2016), $28.2 million (2017) and $253.6 million (2018). All the revolving credit facilities may be used by the Partnership to fund general partnership purposes and to fund cash distributions. The Partnership is required to repay all borrowings used to fund cash distributions within 12 months of their being drawn, from a source other than further borrowings. The revolving credit facilities are collateralized by first-priority mortgages granted on seven of the Partnership’s vessels, together with other related security, and include a guarantee from the Partnership or its subsidiaries of all outstanding amounts.

At June 30, 2013, the Partnership had a U.S. Dollar-denominated term loan outstanding in the amount of $107.8 million. Interest payments on this loan are based on LIBOR plus 2.75% and require quarterly interest and principal payments and a bullet repayment of $50.7 million due at maturity in 2018. This loan facility is collateralized by first-priority mortgages on the five vessels to which the loan relates, together with certain other related security and is guaranteed by the Partnership.

The Partnership owns a 70% interest in Teekay Nakilat Corporation (or the Teekay Nakilat Joint Venture), a consolidated entity of the Partnership. The Teekay Nakilat Joint Venture has a U.S. Dollar-denominated term loan outstanding, which, as at June 30, 2013, totaled $309.4 million, of which $141.2 million bears interest at a fixed-rate of 5.39% and requires quarterly interest and principal payments over the remaining term of the loan maturing in 2018 and 2019. The remaining $168.2 million bears interest based on LIBOR plus 0.68%, which requires quarterly interest payments over the remaining term of the loan and will require bullet repayments of approximately $56.0 million for each of three vessels due at maturity in 2018 and 2019. The term loan is collateralized by first-priority mortgages on the three vessels, together with certain other related security and certain guarantees from the Partnership.

The Partnership owns a 69% interest in the Teekay Tangguh Joint Venture, a consolidated entity of the Partnership. The Teekay Tangguh Joint Venture has a U.S. Dollar-denominated term loan outstanding, which, as at June 30, 2013, totaled $304.0 million. Interest payments on the loan are based on LIBOR plus margins. Interest payments on one tranche under the loan facility are based on LIBOR plus 0.30%, while interest payments on the second tranche are based on LIBOR plus 0.63%. One tranche reduces in quarterly payments while the other tranche correspondingly is drawn up with a final $95.0 million bullet payment for each of two vessels due in 2021. This loan facility is collateralized by first-priority mortgages on the two vessels to which the loan relates, together with certain other security and is guaranteed by the Partnership.

At June 30, 2013, the Partnership had a U.S. Dollar-denominated term loan outstanding in the amount of $105.6 million. Interest payments on one tranche under the loan facility are based on LIBOR plus 0.30%, while interest payments on the second tranche are based on LIBOR plus 0.70%. One tranche reduces in semi-annual payments while the other tranche correspondingly is drawn up every six months with a final $20.0 million bullet payment for each of two vessels due 12 years and six months from each vessel delivery date. This loan facility is collateralized by first-priority mortgages on the two vessels to which the loan relates, together with certain other related security and is guaranteed by Teekay Corporation.

The Teekay Nakilat Joint Venture has a U.S. Dollar-denominated demand loan outstanding owing to Qatar Gas Transport Company Ltd. (Nakilat), which, as at June 30, 2013, totaled $13.3 million. Interest payments on this loan are based on a fixed interest rate of 4.84%. The loan is repayable on demand no earlier than February 27, 2027.

The Partnership has Norwegian Kroner (or NOK) 700 million of senior unsecured bonds that mature in May 2017 in the Norwegian bond market. As at June 30, 2013, the carrying amount of the bonds was $115.3 million. The bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 5.25%. The Partnership entered into a cross currency swap, to swap all interest and principal payments into U.S. Dollars, with the interest payments fixed at a rate of 6.88% (see Note 10), and the transfer of principal fixed at $125.0 million upon maturity in exchange for NOK 700 million.

The Partnership has two Euro-denominated term loans outstanding, which as at June 30, 2013, totaled 253.3 million Euros ($329.5 million). Interest payments are based on EURIBOR plus a margin, which margins ranged from 0.60% to 2.25% as of June 30, 2013, and require monthly interest and principal payments. The term loans have varying maturities through 2023. The term loans are collateralized by first-priority mortgages on two vessels to which the loans relate, together with certain other related security and are guaranteed by the Partnership and one of its subsidiaries.

The weighted-average effective interest rate for the Partnership’s long-term debt outstanding at June 30, 2013 and December 31, 2012 was 2.04% and 2.29%, respectively. This rate does not reflect the effect of related interest rate swaps that the Partnership has used to economically hedge certain of its floating-rate debt (see Note 10). At June 30, 2013, the margins on the Partnership’s outstanding revolving credit facilities and term loans ranged from 0.30% to 2.75%.

All Euro-denominated term loans and NOK-denominated bonds are revalued at the end of each period using the then-prevailing U.S. Dollar exchange rate. Due primarily to the revaluation of the Partnership’s NOK-denominated bonds, the Partnership’s Euro-denominated term loans, capital leases and restricted cash, and the change in the valuation of the Partnership’s cross currency swap, the Partnership incurred foreign exchange (losses) gains of ($2.8) million and $13.9 million, and $5.4 million and $4.3 million, of which these amounts were primarily unrealized, for the three months ended June 30, 2013 and 2012 and the six months ended June 30, 2013 and 2012, respectively.

The aggregate annual long-term debt principal repayments required subsequent to June 30, 2013 are $43.3 million (remainder of 2013), $90.5 million (2014), $138.8 million (2015), $106.6 million (2016), $224.8 million (2017) and $960.9 million (thereafter).

Certain loan agreements require that (a) the Partnership maintains minimum levels of tangible net worth and aggregate liquidity, (b) the Partnership maintains certain ratios of vessel values as it relates to the relevant outstanding loan principal balance, (c) the Partnership not exceed a maximum level of leverage, and (d) one of the Partnership’s subsidiaries maintains restricted cash deposits. The Partnership’s ship-owning subsidiaries may not, among other things, pay dividends or distributions if the Partnership is in default under its term loans or revolving credit facilities. One of the Partnership’s term loans is guaranteed by Teekay Corporation and contains covenants that require Teekay Corporation to maintain the greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation’s total consolidated debt which has recourse to Teekay Corporation. As at June 30, 2013, the Partnership, and Teekay Corporation and their affiliates were in compliance with all covenants relating to the Partnership’s credit facilities and term loans.

Income Tax	6 Months Ended
Jun. 30, 2013
Income Tax
8.	Income Tax

The components of the provision for income taxes were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Current	(533)	(330)	(1,181)	(619)
Deferred	(267)	198	(462)	748

Income tax (expense) recovery	(800)	(132)	(1,643)	129

Related Party Transactions	6 Months Ended
Jun. 30, 2013
Related Party Transactions
9.	Related Party Transactions

a) Two of the Partnership’s LNG carriers, the Arctic Spirit and Polar Spirit, are employed on long-term charter contracts with subsidiaries of Teekay Corporation. In addition, the Partnership and certain of its operating subsidiaries have entered into services agreements with certain subsidiaries of Teekay Corporation pursuant to which the Teekay Corporation subsidiaries provide the Partnership and its subsidiaries with administrative, crew training, advisory, business development, technical and strategic consulting services. Finally, the Partnership reimburses the General Partner for expenses incurred by the General Partner that are necessary for the conduct of the Partnership’s business. Such related party transactions were as follows for the periods indicated:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	$	$	$	$
Revenues(i)	9,398	9,592	16,505	19,183
Vessel operating expenses(ii)	2,587	2,399	4,938	4,932
General and administrative(ii)(iii)	2,816	2,782	6,004	6,067

(i)

Commencing in 2008, the Arctic Spirit and Polar Spirit were time-chartered to Teekay Corporation at a fixed-rate for a period of ten years (plus options exercisable by Teekay Corporation to extend up to an additional 15 years).

(ii)

Includes ship management and crew training services provided by Teekay Corporation. The cost of ship management services provided by Teekay Corporation of $1.8 million and $3.6 million for the three and six months ended June 30, 2013, respectively, has been presented as vessel operating expenses (see Note 1). The amount reclassified from general and administrative to vessel operating expenses in the comparative period to conform to the presentation adopted in the current period was $1.9 million and $3.7 million for the three and six months ended June 30, 2012, respectively.

(iii)

Includes commercial, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.

b) As at June 30, 2013 and December 31, 2012, non-interest bearing advances to affiliates totaled $3.4 million and $13.9 million, respectively, and non-interest bearing advances from affiliates totaled $17.7 million and $12.1 million, respectively. These advances are unsecured and have no fixed repayment terms.

c) The Partnership’s Suezmax tanker the Toledo Spirit operates pursuant to a time-charter contract that increases or decreases the otherwise fixed-hire rate established in the charter depending on the spot charter rates that the Partnership would have earned had it traded the vessel in the spot tanker market. The remaining term of the time-charter contract is 12 years, although the charterer has the right to terminate the time-charter in July 2018. The Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership as a result of spot rates being in excess of the fixed rate. The amounts receivable or payable to Teekay Corporation are settled at the end of each year (see Notes 2 and 10).

d) In January 2012, the last of four LNG carriers (or the Angola LNG Carriers) delivered and commenced its 20-year, fixed-rate charter to Angola LNG Supply Services LLC to collect and transport gas from offshore production facilities to an onshore LNG processing plant in northwest Angola (or the Angola LNG Project). Concurrently, the Partnership acquired Teekay Corporation’s 33% ownership interest in this vessel and related charter contract for a total equity purchase price of $19.1 million (net of assumed debt of $64.8 million). The excess of the purchase price over the book value of the assets (including the fair market value of the interest rate swap associated with debt secured by the vessel) underlying the 33% ownership interest in the fourth vessel of $15.9 million was accounted for as an equity distribution to Teekay Corporation. The Partnership’s investments in the Angola LNG Carriers are accounted for using the equity method.

e) In February 2012, the Partnership incurred a $7.0 million charge relating to a fee to Teekay Corporation for its support in the Partnership’s successful acquisition of its 52% interest in six LNG carriers (see Note 5). This acquisition fee is reflected as part of investments in and advances to equity accounted joint ventures in the Partnership’s consolidated balance sheets.

f) In March 2013, the Partnership incurred a $2.7 million charge relating to a fee to Teekay Corporation for its support in the Partnership’s successful acquisition of its 50% interest in the Exmar LPG BVBA joint venture (see Note 5). This acquisition fee is reflected as part of investments in and advances to equity accounted joint ventures in the Partnership’s consolidated balance sheets.

Derivative Instruments	6 Months Ended
Jun. 30, 2013
Derivative Instruments
10.	Derivative Instruments

The Partnership uses derivative instruments in accordance with its overall risk management policy. The Partnership has not designated these derivative instruments as hedges for accounting purposes.

Foreign Exchange Risk

In May 2012, concurrently with the issuance of NOK 700 million of senior unsecured bonds (see Note 7), the Partnership entered into a cross currency swap and pursuant to this swap the Partnership receives the principal amount in NOK on the maturity date of the swap in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swap exchanges a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swap is to economically hedge the foreign currency exposure on the payment of interest and principal of the Partnership’s NOK-denominated bond due in 2017 and to economically hedge the interest rate exposure. The following table reflects information relating to the cross currency swap as at June 30, 2013.

Fair Value /
					Carrying	Weighted-
Principal	Principal	Floating Rate Receivable			Amount of	Average
Amount	Amount	Reference		Fixed Rate	(Liability)	Remaining
NOK	$	Rate	Margin	Payable	$	Term (Years)
700,000	125,000	NIBOR	5.25%	6.88%	(11,677)	3.8

Interest Rate Risk

The Partnership enters into interest rate swaps which either exchange a receipt of floating interest for a payment of fixed interest or a payment of floating interest for a receipt of fixed interest to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt and floating-rate restricted cash deposits. As at June 30, 2013, the Partnership was committed to the following interest rate swap agreements:

			Fair Value /
			Carrying	Weighted-
			Amount of	Average	Fixed
	Interest	Principal	Assets	Remaining	Interest
	Rate	Amount	(Liability)	Term	Rate
	Index	$	$	(years)	(%) (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	408,143	(79,307)	23.6	4.9
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	200,083	(45,768)	5.7	6.2
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(14,371)	5.2	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(16,526)	3.5	5.3
U.S. Dollar-denominated interest rate swaps (iii)	LIBOR	200,000	(41,089)	15.5	5.2
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	469,018	108,606	23.6	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (iv)	EURIBOR	329,480	(31,387)	11.0	3.1

			(119,842)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at June 30, 2013, ranged from 0.30% to 2.75%.
(ii)	Principal amount reduces quarterly.
(iii)	Principal amount reduces semi-annually.
(iv)	Principal amount reduces monthly to 70.1 million Euros ($91.2 million) by the maturity dates of the swap agreements.

As at June 30, 2013, the Partnership had multiple interest rate swaps governed by the same master agreement. Each of these master agreements provide for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these interest rate swaps are presented on a gross basis in the Partnership’s consolidated balance sheets. As at June 30, 2013, these interest rate swaps had an aggregate fair value asset amount of $108.6 million and an aggregate fair value liability amount of $171.0 million.

Credit Risk

The Partnership is exposed to credit loss in the event of non-performance by the counterparties to the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.

Other Derivatives

In order to reduce the variability of its revenue, the Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The fair value of the derivative asset at June 30, 2013 was $3.9 million (December 31, 2012 – an asset of $1.1 million).

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

		Current			Current
		portion of			portion of
	Accounts	derivative	Derivative	Accrued	derivative	Derivative
	receivable	assets	assets	liabilities	liabilities	liabilities
As at June 30, 2013
Interest rate swap agreements	4,515	16,906	87,185	(10,824)	(69,389)	(148,235)
Cross currency swap agreement	—	—	—	(78)	(514)	(11,085)
Toledo Spirit time-charter derivative	—	1,400	2,500	—	—	—

	4,515	18,306	89,685	(10,902)	(69,903)	(159,320)

As at December 31, 2012
Interest rate swap agreements	4,513	16,927	144,247	(10,887)	(48,046)	(245,287)
Cross currency swap agreement	54	285	—	—	—	(2,962)
Toledo Spirit time-charter derivative	—	—	1,100	—	—	—

	4,567	17,212	145,347	(10,887)	(48,046)	(248,249)

Realized and unrealized gains (losses) relating to interest rate swap agreements and the Toledo Spirit time-charter derivative are recognized in earnings and reported in realized and unrealized gain (loss) on derivative instruments in the Partnership’s consolidated statements of income. The effect of the gain (loss) on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Three Months Ended June 30,
	2013			2012
	Realized	Unrealized		Realized	Unrealized
	gains	gains		gains	gains
	(losses)	(losses)	Total	(losses)	(losses)	Total
Interest rate swap agreements	(9,496)	19,885	10,389	(9,284)	(8,855)	(18,139)
Toledo Spirit time-charter derivative	(23)	300	277	(6)	—	(6)

	(9,519)	20,185	10,666	(9,290)	(8,855)	(18,145)

	Six Months Ended June 30,
	2013			2012
	Realized	Unrealized		Realized	Unrealized
	gains	gains		gains	gains
	(losses)	(losses)	Total	(losses)	(losses)	Total
Interest rate swap agreements	(19,022)	18,626	(396)	(18,363)	(15,947)	(34,310)
Toledo Spirit time-charter derivative	(23)	2,800	2,777	(38)	300	262

	(19,045)	21,426	2,381	(18,401)	(15,647)	(34,048)

Unrealized and realized (losses) gains of the cross currency swap are recognized in earnings and reported in foreign currency exchange (loss) gain in the Partnership’s consolidated statements of income. For the three and six months ended June 30, 2013, unrealized losses of ($2.7) million and ($8.9) million, respectively, and realized losses of ($0.1) million and a nominal amount, respectively, were recognized in earnings. For the three and six months ended June 30, 2012, unrealized losses of ($10.3) million and realized gains of a nominal amount were recognized in earnings.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies
11.	Commitments and Contingencies

a) In December 2012, the Partnership signed a contract with Daewoo Shipbuilding & Marine Engineering Co. Ltd. (or DSME) for the construction of two 173,400-cubic meter LNG carriers at a total cost of approximately $412 million. These newbuilding vessels will be equipped with the M-type, Electronically Controlled, Gas Injection (or MEGI) twin engines, which are expected to be significantly more fuel-efficient and have lower emission levels than other engines currently being utilized in LNG shipping. The vessels are scheduled for delivery in 2016 and upon delivery of the vessels, the vessels will be chartered to Cheniere Marketing L.L.C. at fixed rates for a period of five years. As at June 30, 2013, costs incurred totaled $39.1 million. As at June 30, 2013, the estimated remaining costs to be incurred under these newbuilding contracts are $1.5 million (remainder of 2013), $42.1 million (2014), $43.4 million (2015) and $285.8 million (2016).

b) As described in Note 4, the Teekay Nakilat Joint Venture is the lessee under 30-year capital lease arrangements with a third party for the three RasGas II LNG Carriers (or the RasGas II Leases). The UK taxing authority (or HMRC) has been urging the lessor as well as other lessors under capital lease arrangements that have tax benefits similar to the ones provided by the RasGas II Leases, to terminate such finance lease arrangements and has in other circumstances challenged the use of similar structures. As a result, the lessor has requested that the Teekay Nakilat Joint Venture enter into negotiations to terminate the RasGas II Leases. The Teekay Nakilat Joint Venture has declined this request as it does not believe that HRMC would be able to successfully challenge the availability of the tax benefits of these leases to the lessor. This assessment is partially based on a January 2012 court decision, regarding a similar financial lease of an LNG carrier, that ruled in favor of the taxpayer. However, the HMRC is appealing that decision and the appeal was heard in April 2013; however, no verdict has been released yet. If the HMRC were able to successfully challenge the RasGas II Leases, the Teekay Nakilat Joint Venture could be subject to significant costs associated with the termination of the lease or increased lease payments to compensate the lessor for the lost tax benefits. The Partnership estimates its 70% share of the potential exposure to be approximately $29 million, exclusive of potential financing and interest rate swap termination costs.

The lessor for the three vessels chartered out by Teekay Nakilat Joint Venture has communicated to the joint venture that the credit rating of the bank (or LC Bank) that is providing the letter of credit to Teekay Nakilat Joint Venture’s lease has been downgraded. As a result, the lessor has indicated a potential increase in the lease rentals over the remaining term of the RasGas II Leases and that an estimated $12 million additional amount of cash may need to be placed on deposit by the Teekay Nakilat Joint Venture. The Teekay Nakilat Joint Venture has engaged external legal counsel to assess these claims. The Partnership’s 70% share of the present value of the potential lease rental increase claim is approximately $10 million. The Teekay Nakilat Joint Venture is looking at alternatives to mitigate the impact of the downgrade to the LC Bank’s credit rating in the event the lessor increases the rental payments.

Total Capital and Net Income Per Unit	6 Months Ended
Jun. 30, 2013
Total Capital and Net Income Per Unit
12.	Total Capital and Net Income Per Unit

In May 2013, the Partnership implemented a continuous offering program (or COP) under which the Partnership may issue new common units, representing limited partner interests, at market prices up to a maximum aggregate amount of $100 million. Through June 30, 2013, the Partnership sold an aggregate of 124,071 common units under the COP, generating proceeds of approximately $4.9 million (including the General Partner’s 2% proportionate capital contribution of $0.1 million and net of approximately $0.1 million of commissions and $0.4 million of other offering costs). The Partnership used the net proceeds from the issuance of these common units for general partnership purposes.

At June 30, 2013, approximately 63.9% of the Partnership’s common units outstanding were held by the public. The remaining common units, as well as the 2% general partner interest, were held by a subsidiary of Teekay Corporation.

Net Income Per Unit

Net income per common unit is determined by dividing net income, after deducting the non-controlling interest and the General Partner’s interest, by the weighted-average number of units outstanding during the period. The computation of limited partners’ interest in net income per common unit – diluted assumes the exercise of all dilutive restricted units using the treasury stock method. The computation of limited partners’ interest in net loss per common unit – diluted does not assume such exercises as the effect would be anti-dilutive.

The General Partner’s and common unitholders’ interests in net income are calculated as if all net income was distributed according to the terms of the Partnership’s partnership agreement, regardless of whether those earnings would or could be distributed. The partnership agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter after establishment of cash reserves determined by the Partnership’s board of directors to provide for the proper conduct of the Partnership’s business, including reserves for maintenance and replacement capital expenditures and anticipated credit needs. In addition, the General Partner is entitled to incentive distributions if the amount the Partnership distributes to unitholders with respect to any quarter exceeds specified target levels. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on non-designated derivative instruments and foreign currency translation (losses) gains.

During the three and six months ended June 30, 2013 and 2012, cash distributions exceeded $0.4625 per unit and, consequently, the assumed distribution of net income resulted in the use of the increasing percentages to calculate the General Partner’s interest in net income for the purposes of the net income per unit calculation. For more information on the increasing percentages to calculate the General Partner’s interest in net income, please refer to the Partnership’s Annual Report on Form 20-F.

Pursuant to the partnership agreement, allocations to partners are made on a quarterly basis.

Unit-Based Compensation	6 Months Ended
Jun. 30, 2013
Unit-Based Compensation
13.	Unit-based compensation

In March 2013, 7,342 common units, with an aggregate value of $0.3 million, were granted to the non-management directors of our general partner as part of their annual compensation for 2013. Of this amount, 6,065 units were issued in June 2013.

The Partnership grants restricted unit awards as incentive-based compensation under the Teekay LNG Partners L.P. 2005 Long-Term Incentive Plan to certain of the Partnership’s employees and to certain employees of Teekay Corporation’s subsidiaries that provide services to the Partnership. The Partnership measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period. The requisite service period consists of the period from the grant date of the award to the earlier of the date of vesting or the date the recipient becomes eligible for retirement. For unit-based compensation awards subject to graded vesting, the Partnership calculates the value for the award as if it was one single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the requisite service period. The compensation cost of the Partnership‘s unit-based compensation awards are reflected in general and administrative in the Partnership’s consolidated statements of income.

During March 2013, the Partnership granted 36,878 restricted units with a grant date fair value of $1.5 million to certain of the Partnership’s employees and to certain employees of Teekay Corporation’s subsidiaries, based on the Partnership’s closing unit price on the grant date. Each restricted unit is equal in value to one unit of the Partnership’s common units plus reinvested distributions from the grant date to the vesting date. The restricted units vest equally over three years from the grant date. Any portion of a restricted unit award that is not vested on the date of a recipient’s termination of service is cancelled, unless their termination arises as a result of the recipient’s retirement and in this case the restricted unit award will continue to vest in accordance with the vesting schedule. Upon vesting, the value of the restricted unit awards is paid to each recipient in the form of units. During the three and six months ended June 30, 2013, the Partnership recorded an expense of $0.2 million and $0.7 million, respectively, (2012 – nil) related to the restricted units.

Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events
14.	Subsequent Events

a) In July 2013, the Partnership exercised two of its existing three options with DSME to construct two additional LNG carrier newbuildings, equipped with the MEGI twin engines, for a cost of approximately $415 million. The Partnership intends to secure charter contracts for these vessels prior to their delivery in 2016. In connection with the exercise of these two options, the Partnership obtained options to order up to five additional LNG carrier newbuildings.

b) In July 2013, the Partnership issued 931,098 million common units in a private placement to an institutional investor for net proceeds, including the General Partner’s 2% proportionate capital contribution, of $40.8 million. The Partnership used the proceeds from the private placement to fund the first installment payments on the two newbuilding LNG carriers ordered in July 2013 and for general partnership purposes.

c) In August 2013, the Partnership agreed to acquire a 155,900-cubic meter LNG carrier newbuilding from Norway-based Awilco LNG ASA (or Awilco), which is currently under construction by DSME in South Korea. The vessel is expected to deliver in September 2013, at which time Awilco will sell the vessel to the Partnership and bareboat charter the vessel back on a five-year fixed-rate charter contract (plus a one-year extension option) with a fixed-price purchase obligation at the end of the initial term (or option period). The Partnership will purchase the vessel for a price of $205 million less a $50 million upfront payment of charter hire by Awilco which is in addition to the daily bareboat charter rate. As part of the transaction, the Partnership may also have the opportunity to acquire and bareboat charter back a second 155,900-cubic meter LNG carrier newbuilding from Awilco, currently under construction by DSME, under similar terms. The second LNG carrier newbuilding is expected to deliver in late-2013 or early-2014. The Partnership intends to finance the transaction with a portion of its existing liquidity and expects to secure long-term debt financing prior to delivery.

d) In July 2013, Exmar LPG BVBA exercised its options with Hanjin Heavy Industries and Construction Co., Ltd. to construct two LPG carrier newbuildings, scheduled for delivery in 2017.

Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at a fair value on a recurring basis.

			June 30, 2013		December 31, 2012
	Fair Value Hierarchy Level		Carrying	Fair	Carrying	Fair
			Amount	Value	Amount	Value
			Asset	Asset	Asset	Asset
			(Liability)	(Liability)	(Liability)	(Liability)
			$	$	$	$
Recurring:
Cash and cash equivalents and restricted cash	Level 1		625,801	625,801	642,166	642,166
Derivative instruments (note 10)
Interest rate swap agreements – assets	Level 2		108,606	108,606	165,687	165,687
Interest rate swap agreements – liabilities	Level 2		(228,448)	(228,448)	(304,220)	(304,220)
Cross currency swap agreement	Level 2		(11,677)	(11,677)	(2,623)	(2,623)
Other derivative	Level 3		3,900	3,900	1,100	1,100
Other:
Advances to equity accounted joint ventures (note 6b)		(i)	84,784	(i)	—	—
Advances to joint venture partner (note 6a)		(ii)	14,004	(ii)	14,004	(ii)
Long-term debt – public (note 7)	Level 1		(115,323)	(117,774)	(125,791)	(129,439)
Long-term debt – non-public (note 7)	Level 2		(1,449,612)	(1,325,842)	(1,287,562)	(1,170,788)

(i)

The advances to equity accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

(ii)

The Partnership owns a 99% interest in Teekay Tangguh Borrower LLC (or Teekay Tangguh), which owns a 70% interest in Teekay BLT Corporation (or the Teekay Tangguh Joint Venture), essentially giving the Partnership a 69% interest in the Teekay Tangguh Joint Venture. The advances from the Teekay Tangguh Joint Venture to the joint venture partner together with the joint venture partner’s equity investment in the Teekay Tangguh Joint Venture form the net aggregate carrying value of the joint venture partner’s interest in the Teekay Tangguh Joint Venture in these consolidated financial statements. The fair value of the individual components of such aggregate interest is not determinable.

Changes in Fair Value of Assets (Liabilities) Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)

Changes in fair value during the six months ended June 30, 2013 and 2012 for the Partnership’s other derivative asset (liability), the Toledo Spirit time-charter derivative, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Six Months Ended June 30,
	2013	2012
	$	$
Fair value at beginning of period	1,100	(600)
Realized and unrealized gains included in earnings	2,777	262
Settlements	23	38

Fair value at end of period	3,900	(300)

Summary of Partnership's Loan Receivables and Other Financing Receivables

The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis.

			June 30,	December 31,
	Credit Quality		2013	2012
Class of Financing Receivable	Indicator	Grade	$	$
Direct financing leases	Payment activity	Performing	400,153	403,386
Other receivables:
Long-term receivable included in other assets	Payment activity	Performing	5,057	1,704
Advances to equity accounted joint ventures (note 6b)	Other internal metrics	Performing	84,784	—
Advances to joint venture partner (note 6a)	Other internal metrics	Performing	14,004	14,004

			503,998	419,094

Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2013
Segment Reporting Information

The following table includes results for the Partnership’s segments for the periods presented in these financial statements.

	Three Months Ended June 30,
	2013			2012
		Conventional			Conventional
	Liquefied Gas	Tanker		Liquefied Gas	Tanker
	Segment	Segment	Total	Segment	Segment	Total
	$	$	$	$	$	$
Voyage revenues	68,270	28,349	96,619	67,603	28,874	96,477
Voyage expenses	407	817	1,224	30	212	242
Vessel operating expenses	13,683	11,131	24,814	11,774	10,403	22,177
Depreciation and amortization	18,329	6,827	25,156	17,309	7,487	24,796
General and administrative (i)	3,233	1,511	4,744	3,043	1,390	4,433

Income from vessel operations	32,618	8,063	40,681	35,447	9,382	44,829

	Six Months Ended June 30,
	2013			2012
		Conventional			Conventional
	Liquefied Gas	Tanker		Liquefied Gas	Tanker
	Segment	Segment	Total	Segment	Segment	Total
	$	$	$	$	$	$
Voyage revenues	136,300	57,426	193,726	138,336	57,481	195,817
Voyage expenses	407	1,208	1,615	66	519	585
Vessel operating expenses	27,676	22,454	50,130	23,553	21,011	44,564
Depreciation and amortization	35,619	13,680	49,299	34,547	15,006	49,553
General and administrative (i)	6,917	3,296	10,213	6,602	3,091	9,693

Income from vessel operations	65,681	16,788	82,469	73,568	17,854	91,422

(i)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets

A reconciliation of total segment assets to total assets presented in the consolidated balance sheets is as follows:

	June 30,	December 31,
	2013	2012
	$	$
Total assets of the liquefied gas segment	3,279,984	3,143,205
Total assets of the conventional tanker segment	489,939	495,556
Unallocated:
Cash and cash equivalents	97,621	113,577
Accounts receivable and prepaid expenses	22,545	19,244
Advances to affiliates	3,421	13,864

Consolidated total assets	3,893,510	3,785,446

Vessel Charters (Tables)	6 Months Ended
Jun. 30, 2013
Minimum Estimated Charter Hire Payments for Remainder of Year and Next Four Fiscal Years for Partnership's Vessels Chartered-In and Vessels Chartered-Out

The minimum estimated charter hire payments for the remainder of the year and the next four fiscal years, as at June 30, 2013, for the Partnership’s vessels chartered-in and vessels chartered-out are as follows:

	Remainder
	of 2013	2014	2015	2016	2017
Vessel Charters(i)	$	$	$	$	$
Charters-in – capital leases(ii)(iii)(iv)(v)	81,526	60,000	31,790	31,672	54,953

Charters-out – operating leases(vi)	170,270	321,257	315,392	291,475	288,855
Charters-out – direct financing leases	19,693	39,065	39,065	39,172	39,065

	189,963	360,322	354,457	330,647	327,920

(i)	The Teekay Tangguh Joint Venture is a party to operating leases whereby it is leasing the Tangguh Hiri and the Tangguh Sago liquefied natural gas (or LNG) carriers (or the Tangguh LNG Carriers) to a third party, which is in turn leasing the vessels back to the joint venture. The table does not include the Partnership’s minimum charter hire payments to be paid and received under these leases, which are described in more detail in Note 6 to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2012.
(ii)

As at June 30, 2013 and December 31, 2012, the Partnership had $475.4 million and $475.5 million, respectively, of cash which, including any interest earned on such amounts, are restricted to being used for charter hire payments of certain vessels chartered-in under capital leases. The Partnership also maintains restricted cash deposits relating to certain term loans and to amounts received from charterers to be used only for dry-docking expenditures and emergency repairs, which cash totaled $52.8 million and $53.1 million as at June 30, 2013 and December 31, 2012, respectively.

(iii)	As described in Note 6 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2012, the Partnership has leasing arrangements relating to five of its LNG carriers (three through Teekay Nakilat Corporation (or the RasGas II LNG Carriers) and two through the Teekay Tangguh Joint Venture, in which the Partnership owns 70% and 69% ownership interests, respectively). Under these arrangements, the Partnership is the lessee and the lessors claim tax depreciation on the capital expenditures they incurred to acquire these vessels. As is typical in these leasing arrangements, tax and change of law risks are assumed by the lessee. Lease payments under the lease arrangements are based on certain tax and financial assumptions at the commencement of the leases. If an assumption proves to be incorrect, the lessor is entitled to increase the lease payments to maintain its agreed after-tax margin.

The tax indemnification is for the duration of the lease contracts with the third parties plus the years it would take for the lease payments to be statute barred, and ends in 2033 for two vessels and 2041 for three vessels. Although there is no maximum potential amount of future payments, Teekay Nakilat Corporation and the Teekay Tangguh Joint Venture may terminate the lease arrangements on a voluntary basis at any time. If the lease arrangements terminate, Teekay Nakilat Corporation and the Teekay Tangguh Joint Venture will be required to pay termination sums to the lessor sufficient to repay the lessor’s investment in the vessels and to compensate it for the tax effect of the terminations, including recapture of any tax depreciation. The Partnership’s carrying amount of the tax indemnification guarantees as at June 30, 2013 was $24.4 million (December 31, 2012 – $24.9 million) and is included as part of other long-term liabilities in the Partnership’s consolidated balance sheets.

(iv)	Excludes estimated charter hire payments of $884.4 million for the period from 2018 to 2037.
(v)	As at June 30, 2013, the Partnership was a party to capital leases on five Suezmax tankers, all of which are classified as current obligations under capital lease in the Partnership’s consolidated balance sheets. Under these capital leases, the owner has the option to require the Partnership to purchase the five vessels. Also, under the charter contracts for these five vessels, the charterer, who is also the owner, has the option to cancel the charter contracts. For three of the five Suezmax tankers, the cancellation options are first exercisable in August 2013, November 2013 and April 2014, respectively. In July 2013, the Partnership received notification of termination from the owner for two of the five vessels, subject to approval by its board of directors and sale of the vessels to a third-party. Upon sale of the vessels, the Partnership will not be required to pay the balance of the capital lease obligations as the vessels under capital leases will be returned to the owner and the capital lease obligations will be concurrently extinguished. The amounts in the table assume the owner will not exercise their options to require the Partnership to purchase any of the five vessels from the owner. However, it assumes the owner will cancel the charter contracts when the cancellation right is first exercisable, which is the 13th year anniversary of each respective contract.
(vi)	Minimum scheduled future operating lease revenues do not include revenue generated from new contracts entered into after June 30, 2013, revenue from unexercised option periods of contracts that existed on June 30, 2013, or variable or contingent revenues. Therefore, the minimum scheduled future operating lease revenues should not be construed to reflect total charter hire revenues that may be recognized for any of the years.

Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2013
Components of Long-Term Debt

	June 30,	December 31,
	2013	2012
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	280,000	80,000
U.S. Dollar-denominated Term Loan due through 2018	107,803	112,264
U.S. Dollar-denominated Term Loan due through 2019	309,393	321,851
U.S. Dollar-denominated Term Loan due through 2021	304,022	309,984
U.S. Dollar-denominated Term Loan due through 2021	105,632	108,799
U.S. Dollar-denominated Unsecured Demand Loan	13,282	13,282
Norwegian Kroner-denominated Bond due in 2017	115,323	125,791
Euro-denominated Term Loans due through 2023	329,480	341,382

Total	1,564,935	1,413,353
Less current portion	87,079	86,489

Total	1,477,856	1,326,864

Income Tax (Tables)	6 Months Ended
Jun. 30, 2013
Components of Provision for Income Taxes

The components of the provision for income taxes were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Current	(533)	(330)	(1,181)	(619)
Deferred	(267)	198	(462)	748

Income tax (expense) recovery	(800)	(132)	(1,643)	129

Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2013
Schedule of Related Party Transactions

Such related party transactions were as follows for the periods indicated:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	$	$	$	$
Revenues(i)	9,398	9,592	16,505	19,183
Vessel operating expenses(ii)	2,587	2,399	4,938	4,932
General and administrative(ii)(iii)	2,816	2,782	6,004	6,067

(i)

Commencing in 2008, the Arctic Spirit and Polar Spirit were time-chartered to Teekay Corporation at a fixed-rate for a period of ten years (plus options exercisable by Teekay Corporation to extend up to an additional 15 years).

(ii)

Includes ship management and crew training services provided by Teekay Corporation. The cost of ship management services provided by Teekay Corporation of $1.8 million and $3.6 million for the three and six months ended June 30, 2013, respectively, has been presented as vessel operating expenses (see Note 1). The amount reclassified from general and administrative to vessel operating expenses in the comparative period to conform to the presentation adopted in the current period was $1.9 million and $3.7 million for the three and six months ended June 30, 2012, respectively.

(iii)

Includes commercial, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.

Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Summary of Cross Currency Swap Agreement

The following table reflects information relating to the cross currency swap as at June 30, 2013.

Fair Value /
					Carrying	Weighted-
Principal	Principal	Floating Rate Receivable			Amount of	Average
Amount	Amount	Reference		Fixed Rate	(Liability)	Remaining
NOK	$	Rate	Margin	Payable	$	Term (Years)
700,000	125,000	NIBOR	5.25%	6.88%	(11,677)	3.8

Interest Rate Swap Agreements

As at June 30, 2013, the Partnership was committed to the following interest rate swap agreements:

			Fair Value /
			Carrying	Weighted-
			Amount of	Average	Fixed
	Interest	Principal	Assets	Remaining	Interest
	Rate	Amount	(Liability)	Term	Rate
	Index	$	$	(years)	(%) (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	408,143	(79,307)	23.6	4.9
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	200,083	(45,768)	5.7	6.2
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(14,371)	5.2	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(16,526)	3.5	5.3
U.S. Dollar-denominated interest rate swaps (iii)	LIBOR	200,000	(41,089)	15.5	5.2
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	469,018	108,606	23.6	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (iv)	EURIBOR	329,480	(31,387)	11.0	3.1

			(119,842)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at June 30, 2013, ranged from 0.30% to 2.75%.
(ii)	Principal amount reduces quarterly.
(iii)	Principal amount reduces semi-annually.
(iv)	Principal amount reduces monthly to 70.1 million Euros ($91.2 million) by the maturity dates of the swap agreements.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

		Current			Current
		portion of			portion of
	Accounts	derivative	Derivative	Accrued	derivative	Derivative
	receivable	assets	assets	liabilities	liabilities	liabilities
As at June 30, 2013
Interest rate swap agreements	4,515	16,906	87,185	(10,824)	(69,389)	(148,235)
Cross currency swap agreement	—	—	—	(78)	(514)	(11,085)
Toledo Spirit time-charter derivative	—	1,400	2,500	—	—	—

	4,515	18,306	89,685	(10,902)	(69,903)	(159,320)

As at December 31, 2012
Interest rate swap agreements	4,513	16,927	144,247	(10,887)	(48,046)	(245,287)
Cross currency swap agreement	54	285	—	—	—	(2,962)
Toledo Spirit time-charter derivative	—	—	1,100	—	—	—

	4,567	17,212	145,347	(10,887)	(48,046)	(248,249)

Gains (Losses) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments

The effect of the gain (loss) on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Three Months Ended June 30,
	2013			2012
	Realized	Unrealized		Realized	Unrealized
	gains	gains		gains	gains
	(losses)	(losses)	Total	(losses)	(losses)	Total
Interest rate swap agreements	(9,496)	19,885	10,389	(9,284)	(8,855)	(18,139)
Toledo Spirit time-charter derivative	(23)	300	277	(6)	—	(6)

	(9,519)	20,185	10,666	(9,290)	(8,855)	(18,145)

	Six Months Ended June 30,
	2013			2012
	Realized	Unrealized		Realized	Unrealized
	gains	gains		gains	gains
	(losses)	(losses)	Total	(losses)	(losses)	Total
Interest rate swap agreements	(19,022)	18,626	(396)	(18,363)	(15,947)	(34,310)
Toledo Spirit time-charter derivative	(23)	2,800	2,777	(38)	300	262

	(19,045)	21,426	2,381	(18,401)	(15,647)	(34,048)

Basis of Presentation - Additional Information (Detail) (Management Services [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Management Services [Member]
Basis Of Presentation [Line Items]
Amount reclassified from general and administrative to vessel operating expenses	$ 1.9	$ 2	$ 3.8	$ 3.9

Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Other:
Advances to equity accounted joint ventures (note 6b)	$ 627,477	$ 409,735
Advances to joint venture partner (note 6a)	14,004	14,004
Long-term debt (note 7)	(1,564,935)	(1,413,353)
Carrying Amount Asset (Liability) [Member]
Other:
Advances to equity accounted joint ventures (note 6b)	84,784
Advances to joint venture partner (note 6a)	14,004	14,004
Carrying Amount Asset (Liability) [Member] | Level 1 [Member]
Recurring:
Cash and cash equivalents and restricted cash	625,801	642,166
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Derivative instruments (note 10)
Interest rate swap agreements - assets	108,606	165,687
Interest rate swap agreements - liabilities	(228,448)	(304,220)
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Cross currency swap agreement [Member]
Derivative instruments (note 10)
Cross currency swap agreement	(11,677)	(2,623)
Carrying Amount Asset (Liability) [Member] | Level 3 [Member]
Derivative instruments (note 10)
Other derivative	3,900	1,100
Carrying Amount Asset (Liability) [Member] | Public [Member] | Level 1 [Member]
Other:
Long-term debt (note 7)	(115,323)	(125,791)
Carrying Amount Asset (Liability) [Member] | Private [Member] | Level 2 [Member]
Other:
Long-term debt (note 7)	(1,449,612)	(1,287,562)
Fair Value Asset (Liability) [Member] | Level 1 [Member]
Recurring:
Cash and cash equivalents and restricted cash	625,801	642,166
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Derivative instruments (note 10)
Interest rate swap agreements - assets	108,606	165,687
Interest rate swap agreements - liabilities	(228,448)	(304,220)
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Cross currency swap agreement [Member]
Derivative instruments (note 10)
Cross currency swap agreement	(11,677)	(2,623)
Fair Value Asset (Liability) [Member] | Level 3 [Member]
Derivative instruments (note 10)
Other derivative	3,900	1,100
Fair Value Asset (Liability) [Member] | Public [Member] | Level 1 [Member]
Other:
Long-term debt (note 7)	(117,774)	(129,439)
Fair Value Asset (Liability) [Member] | Private [Member] | Level 2 [Member]
Other:
Long-term debt (note 7)	$ (1,325,842)	$ (1,170,788)

Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Parenthetical) (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Teekay Tangguh Borrower LLC [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Partnership interest owned	99.00%
Teekay BLT Corporation [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Partnership interest owned	70.00%
Teekay Tangguh Joint Venture [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Partnership interest owned	69.00%	69.00%

Financial Instruments - Changes in Fair Value of Asset (Liability) Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at beginning of period	$ 1,100	$ (600)
Realized and unrealized gains included in earnings	2,777	262
Settlements	23	38
Fair value at end of period	$ 3,900	$ (300)

Financial Instruments - Additional Information (Detail) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Average daily tanker rate over remaining duration of charter contract	$ 22,241	$ 29,564
Discount rate over remaining duration of contract	8.80%	8.90%

Financial Instruments - Summary of Partnership's Loan Receivables and Other Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Other receivables:
Advances to equity accounted joint ventures	$ 627,477	$ 409,735
Advances to joint venture partner	14,004	14,004
Total loans receivables and other financing receivables	503,998	419,094
Payment activity [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	400,153	403,386
Other receivables:
Long-term receivable included in other assets	5,057	1,704
Other internal metrics [Member] | Performing [Member]
Other receivables:
Advances to equity accounted joint ventures	84,784
Advances to joint venture partner	$ 14,004	$ 14,004

Segment Reporting - Segment Reporting Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Voyage revenues	$ 96,619	$ 96,477	$ 193,726	$ 195,817
Voyage expenses	1,224	242	1,615	585
Vessel operating expenses	24,814	22,177	50,130	44,564
Depreciation and amortization	25,156	24,796	49,299	49,553
General and administrative	4,744	4,433	10,213	9,693
Income from vessel operations	40,681	44,829	82,469	91,422
Operating Segments [Member] | Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	68,270	67,603	136,300	138,336
Voyage expenses	407	30	407	66
Vessel operating expenses	13,683	11,774	27,676	23,553
Depreciation and amortization	18,329	17,309	35,619	34,547
General and administrative	3,233	3,043	6,917	6,602
Income from vessel operations	32,618	35,447	65,681	73,568
Operating Segments [Member] | Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	28,349	28,874	57,426	57,481
Voyage expenses	817	212	1,208	519
Vessel operating expenses	11,131	10,403	22,454	21,011
Depreciation and amortization	6,827	7,487	13,680	15,006
General and administrative	1,511	1,390	3,296	3,091
Income from vessel operations	$ 8,063	$ 9,382	$ 16,788	$ 17,854

Segment Reporting - Reconciliation of Total Segment Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Cash and cash equivalents	$ 97,621	$ 113,577	$ 114,916	$ 93,627
Accounts receivable and prepaid expenses	22,545	19,244
Advances to affiliates	3,421	13,864
Consolidated total assets	3,893,510	3,785,446
Operating Segments [Member] | Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Total assets	3,279,984	3,143,205
Operating Segments [Member] | Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Total assets	$ 489,939	$ 495,556

Vessel Charters - Minimum Estimated Charter Hire Payments for Remainder of Year and Next Four Fiscal Years for Partnership's Vessels Chartered-In and Vessels Chartered-Out (Detail) (USD $)
In Thousands, unless otherwise specified	Jun. 30, 2013
Charters-in [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Capital leases remainder of 2013	$ 81,526
Capital leases 2014	60,000
Capital leases 2015	31,790
Capital leases 2016	31,672
Capital leases 2017	54,953
Charters-out [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Operating leases remainder of 2013	170,270
Direct financing leases remainder of 2013	19,693
Leases remainder of 2013	189,963
Operating leases 2014	321,257
Direct financing leases 2014	39,065
Leases remainder of 2014	360,322
Operating leases 2015	315,392
Direct financing leases 2015	39,065
Leases remainder of 2015	354,457
Operating leases 2016	291,475
Direct financing leases 2016	39,172
Leases remainder of 2016	330,647
Operating leases 2017	288,855
Direct financing leases 2017	39,065
Leases remainder of 2017	$ 327,920

Vessel Charters - Minimum Estimated Charter Hire Payments for Remainder of Year and Next Four Fiscal Years for Partnership's Vessels Chartered-In and Vessels Chartered-Out (Parenthetical) (Detail) (USD $)
	6 Months Ended			6 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2013 Carriers Tank	Dec. 31, 2012	Dec. 31, 2008 Carriers	Jun. 30, 2013 Teekay Tangguh Joint Venture [Member]	Jun. 30, 2013 TK Nakilat Corporation [Member]	Jun. 30, 2013 Teekay Nakilat Corporation [Member] Carriers	Dec. 31, 2012 Teekay Nakilat Corporation [Member]	Jun. 30, 2013 Teekay Tangguh Joint Venture [Member] Carriers	Dec. 31, 2012 Teekay Tangguh Joint Venture [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Restricted cash on deposit	$ 495,084,000	$ 494,429,000				$ 475,400,000	$ 475,500,000
Restricted cash deposits relating to certain term loans and dry-docking expenditures and emergency repairs	52,800,000	53,100,000
Partnership interest owned						70.00%		69.00%	69.00%
Number of LNG carriers	5		2			3		2
Tax indemnification of lease contracts				2033	2041
Carrying amount of tax indemnification guarantees	24,400,000	24,900,000
Estimated charter hire payments	$ 884,400,000
Estimated charter hire payments duration	From 2018 to 2037
Capital leases assets (Suezmax tankers)	5
Date of cancellation of charter contracts due to exercise of options	2013-08
Date of cancellation of charter contracts due to exercise of options, second option	2013-11
Date of cancellation of charter contracts due to exercise of options, third option	2014-04

Equity Method Investments - Additional Information (Detail) (USD $)	1 Months Ended								1 Months Ended											1 Months Ended
	Feb. 28, 2012	Jun. 30, 2013 Carriers	Feb. 28, 2013	Dec. 31, 2012	Dec. 31, 2008 Carriers	Feb. 28, 2012 MALT LNG Carriers [Member] Carriers	Aug. 31, 2013 Subsequent Event [Member]	Jul. 31, 2013 Subsequent Event [Member] Buildings	Aug. 31, 2013 Subsequent Event [Member] Minimum [Member]	Aug. 31, 2013 Subsequent Event [Member] Maximum [Member]	Feb. 28, 2012 Parent Company [Member]	Feb. 28, 2012 Additional Investments In Joint Ventures [Member] Parent Company [Member]	Feb. 28, 2013 Exmar LPG BVBA [Member]	Nov. 01, 2012 Exmar LPG BVBA [Member] Carriers	Jun. 30, 2013 Exmar LPG BVBA [Member]	Feb. 28, 2013 Exmar LPG BVBA [Member] Pro rata share [Member] Secured Debt [Member]	Jul. 31, 2013 Exmar LPG BVBA [Member] Subsequent Event [Member] Buildings	Jul. 30, 2013 Exmar LPG BVBA [Member] Subsequent Event [Member] Carriers	Feb. 28, 2012 Teekay LNG-Marubeni Joint Venture [Member]	Feb. 28, 2012 Teekay LNG-Marubeni Joint Venture [Member] Secured Debt [Member]	Feb. 28, 2012 Teekay LNG-Marubeni Joint Venture [Member] Shareholders' Equity [Member]
Schedule of Equity Method Investments [Line Items]
Number of LPG carriers														19
Number of newbuilding carriers								2						8			2	2
Number of chartered-in LPG carriers														5
Percentage of ownership in joint venture													50.00%		50.00%				52.00%
Investments in joint venture											$ 138,200,000	$ 5,800,000	$ 133,100,000
Pro rata share of existing debt and lease obligations																108,000,000
Acquisition fee paid											7,000,000		2,700,000
Excess of book value over the investment			303,000,000										(6,000,000)
Joint venture interest in acquired business						100.00%
Co-venturer interest in joint venture																			48.00%
Number of LNG carriers		5			2	6
Financed amount	1,300,000,000																			1,060,000,000	266,000,000
Percentage of secured debt guarantee by the Partnership											52.00%
Restricted cash deposits relating to certain term loans		33,096,000		34,160,000							30,000,000
Guarantee of debt											1,400,000
Carrying value of guarantee liability		200,000		600,000
Refinancing of its short-term loan facilities by entering into long-term debt facilities		$ 1,564,935,000		$ 1,413,353,000			$ 963,000,000
Debt instrument maturity year									2017	2030

Advances to Joint Venture Partner and Equity Accounted Joint Ventures - Additional Information (Detail) (USD $)	6 Months Ended					6 Months Ended				6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Exmar LPG BVBA [Member]	Feb. 28, 2013 Exmar LPG BVBA [Member]	Jun. 30, 2013 Excalibur Joint Venture [Member]	Jun. 30, 2013 Commercial Paper [Member]	Jun. 30, 2013 Teekay Tangguh Joint Venture [Member]	Dec. 31, 2012 Teekay Tangguh Joint Venture [Member]
Advances To Joint Venture Partner And Equity Accounted Joint Ventures [Line Items]
Advances to joint venture partner	$ 14,004,000		$ 14,004,000					$ 3,000,000	$ 3,600,000	$ 14,004,000	$ 14,004,000
Partnership owns percentage in joint venture										69.00%
Interest bearing percentage				0.50%	2.00%				8.00%
Partnership owns percentage in joint venture						50.00%	50.00%	50.00%
Advances to joint venture partner	81,800,000
Advances to joint venture partner	$ 135,790,000	$ 170,067,000				$ 67,900,000

Long-Term Debt - Components of Long-Term Debt (Detail) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($)	Jun. 30, 2013 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($)	Jun. 30, 2013 U.S. Dollar-denominated Term Loan two due through 2021 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan two due through 2021 [Member] USD ($)	Jun. 30, 2013 Senior Notes [Member] USD ($)	Dec. 31, 2012 Senior Notes [Member] USD ($)	Jun. 30, 2013 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2013 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2013 Teekay Nakilat Corporation [Member] U.S. Dollar-denominated Term Loan due through 2019 [Member] USD ($)	Dec. 31, 2012 Teekay Nakilat Corporation [Member] U.S. Dollar-denominated Term Loan due through 2019 [Member] USD ($)	Jun. 30, 2013 Teekay Nakilat Corporation [Member] Unsecured Debt [Member] USD ($)	Dec. 31, 2012 Teekay Nakilat Corporation [Member] Unsecured Debt [Member] USD ($)	Jun. 30, 2013 Teekay Tangguh Joint Venture [Member] U.S. Dollar-denominated Term Loan one due through 2021 [Member] USD ($)	Dec. 31, 2012 Teekay Tangguh Joint Venture [Member] U.S. Dollar-denominated Term Loan one due through 2021 [Member] USD ($)
Debt Instrument [Line Items]
Total	$ 1,564,935	$ 1,413,353	$ 280,000	$ 80,000	$ 107,803	$ 112,264	$ 105,632	$ 108,799	$ 115,323	$ 125,791	$ 329,480	€ 253,300	$ 341,382	$ 309,393	$ 321,851	$ 13,282	$ 13,282	$ 304,022	$ 309,984
Less current portion	87,079	86,489
Total	$ 1,477,856	$ 1,326,864

Long-Term Debt - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	1,564,935,000	1,413,353,000
Bullet repayments of term loan per vessel	960,900,000
Teekay Nakilat Corporation [Member]
Debt Instrument [Line Items]
Partnership interest owned	70.00%
Teekay Tangguh Joint Venture [Member]
Debt Instrument [Line Items]
Partnership interest owned	69.00%	69.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Available long-term revolving credit facilities	3
Borrowings provided under revolving credit facilities	444,700,000
Undrawn amount of revolving credit facilities	164,700,000
Amount reduced under revolving credit facilities, 2013	17,000,000
Amount reduced under revolving credit facilities, 2014	34,500,000
Amount reduced under revolving credit facilities, 2015	84,100,000
Amount reduced under revolving credit facilities, 2016	27,300,000
Amount reduced under revolving credit facilities, 2017	28,200,000
Amount reduced under revolving credit facilities, thereafter	253,600,000
Months required to repay all borrowings	12 months
Number of vessels	Seven
Long-term debt	280,000,000	80,000,000
U.S. Dollar-denominated Term Loan due through 2018 [Member]
Debt Instrument [Line Items]
Number of vessels	Five
Long-term debt	107,803,000	112,264,000
Interest Rate on LIBOR	LIBOR
Bullet repayments of term loan per vessel	50,700,000
Marginal rate added to LIBOR for interest paid on first tranche under the loan facility	2.75%
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly payments
U.S. Dollar-denominated Term Loan due through 2018 [Member] | Teekay Nakilat Corporation [Member]
Debt Instrument [Line Items]
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly payments
U.S. Dollar-denominated Term Loan due through 2019 [Member] | Teekay Nakilat Corporation [Member]
Debt Instrument [Line Items]
Number of vessels	Three
Long-term debt	309,393,000	321,851,000
Interest Rate on LIBOR	LIBOR
Bullet repayments of term loan per vessel	56,000,000
Marginal rate added to LIBOR for interest paid on first tranche under the loan facility	0.68%
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly payments
Portion of U.S. Dollar-denominated Term Loans Outstanding bearing fixed rate	141,200,000
Fixed interest rate on the portion of U.S. Dollar-denominated Term Loans and Demand Loans outstanding	5.39%
Portion of U.S. Dollar-denominated Term Loans Outstanding bearing LIBOR plus margin rate	168,200,000
U.S. Dollar-denominated Term Loan one due through 2021 [Member] | Teekay Tangguh Joint Venture [Member]
Debt Instrument [Line Items]
Number of vessels	Two
Long-term debt	304,022,000	309,984,000
Interest Rate on LIBOR	LIBOR
U.S. Dollar-denominated Term Loan one due through 2021 [Member] | Teekay Tangguh Joint Venture [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Interest Rate on LIBOR	LIBOR
Marginal rate added to LIBOR for interest paid on first tranche under the loan facility	0.30%
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly payments
U.S. Dollar-denominated Term Loan one due through 2021 [Member] | Teekay Tangguh Joint Venture [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Interest Rate on LIBOR	LIBOR
Bullet repayments of term loan per vessel	95,000,000
Marginal rate added to LIBOR for interest paid on first tranche under the loan facility	0.63%
U.S. Dollar-denominated Term Loan two due through 2021 [Member]
Debt Instrument [Line Items]
Number of vessels	Two
Long-term debt	105,632,000	108,799,000
U.S. Dollar-denominated Term Loan two due through 2021 [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Interest Rate on LIBOR	LIBOR
Marginal rate added to LIBOR for interest paid on first tranche under the loan facility	0.30%
Frequency of paying U.S. Dollar-denominated Term Loans	Semi-annual payments
U.S. Dollar-denominated Term Loan two due through 2021 [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Interest Rate on LIBOR	LIBOR
Bullet repayments of term loan per vessel	20,000,000
Marginal rate added to LIBOR for interest paid on first tranche under the loan facility	0.70%
Bullet payment per vessel due (in years)	12 years and six months
Unsecured Debt [Member] | Teekay Nakilat Corporation [Member]
Debt Instrument [Line Items]
Long-term debt	13,282,000	13,282,000
Fixed interest rate on the portion of U.S. Dollar-denominated Term Loans and Demand Loans outstanding	4.84%

Long-Term Debt - Additional Information1 (Detail)	3 Months Ended		6 Months Ended			6 Months Ended							6 Months Ended			6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Norwegian Kroner denominated bonds due May 2017 [Member] USD ($)	Jun. 30, 2013 Norwegian Kroner denominated bonds due May 2017 [Member] NOK	May 31, 2012 Norwegian Kroner denominated bonds due May 2017 [Member] NOK	Jun. 30, 2013 Norwegian Kroner denominated bonds due May 2017 [Member] Foreign Currency Derivatives [Member] USD ($)	Jun. 30, 2013 Norwegian Kroner denominated bonds due May 2017 [Member] Foreign Currency Derivatives [Member] NOK	Jun. 30, 2013 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2013 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2013 Euro-denominated Term Loans due through 2023 [Member] Minimum [Member]	Jun. 30, 2013 Euro-denominated Term Loans due through 2023 [Member] Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, face amount									700,000,000	700,000,000
Debt instrument, maturity date								May 17, 2017	May 17, 2017
Carrying amount of bonds								115,300,000
Interest Rate on LIBOR								The interest payments on the bonds are based on NIBOR plus a margin of 5.25%.	The interest payments on the bonds are based on NIBOR plus a margin of 5.25%.				EURIBOR	EURIBOR
Marginal rate added to LIBOR for interest paid on first tranche under the loan facility						0.30%	2.75%	5.25%	5.25%							0.60%	2.25%
Fixed interest payment rate for currency swap								6.88%	6.88%
Transfer of principal amount											125,000,000	700,000,000
Long-term debt	1,564,935,000		1,564,935,000		1,413,353,000								329,480,000	253,300,000	341,382,000
Number of vessels													Two	Two
Weighted-average interest rate for the Partnership's long-term debt outstanding	2.04%		2.04%		2.29%
Foreign exchange (loss) gains	(2,787,000)	13,927,000	5,424,000	4,259,000
Aggregate annual long-term debt principal repayments, 2013	43,300,000		43,300,000
Aggregate annual long-term debt principal repayments, 2014	90,500,000		90,500,000
Aggregate annual long-term debt principal repayments, 2015	138,800,000		138,800,000
Aggregate annual long-term debt principal repayments, 2016	106,600,000		106,600,000
Aggregate annual long-term debt principal repayments, 2017	224,800,000		224,800,000
Aggregate annual long-term debt principal repayments, thereafter	$ 960,900,000		$ 960,900,000
Amount of minimum liquidity of partnership term loans to be held by Teekay Corporation			Greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation's total consolidated debt which has recourse to Teekay Corporation.
Percentage of Teekay Corporation's consolidated debt to be maintained by Teekay Corporation as cash and cash equivalents			5.00%

Income Tax - Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Components Of Income Tax Expense Benefit [Line Items]
Current	$ (533)	$ (330)	$ (1,181)	$ (619)
Deferred	(267)	198	(462)	748
Income tax (expense) recovery	$ (800)	$ (132)	$ (1,643)	$ 129

Related Party Transactions - Additional Information (Detail) (USD $)	Jun. 30, 2013 Carriers	Dec. 31, 2012	Dec. 31, 2008 Carriers	Jun. 30, 2013 Affiliated Entity [Member]	Dec. 31, 2012 Affiliated Entity [Member]	Jun. 30, 2013 Toledo Spirit [Member]	Jan. 31, 2012 Angola LNG Carriers [Member]	Feb. 28, 2012 Marubeni Corporation [Member] Carriers	Mar. 31, 2013 Exmar LPG BVBA [Member]
Related Party Transaction [Line Items]
Number of LNG carriers	5		2					6
Non-interest bearing advances to affiliates	$ 3,421,000	$ 13,864,000		$ 3,421,000	$ 13,864,000
Non-interest bearing advances from affiliates	17,739,000	12,083,000		17,739,000	12,083,000
Remaining term of the time-charter contract						12 years
Fixed rate time charters service period for project							20 years
Acquisition percent of interest in LNG carriers							33.00%	52.00%	50.00%
Total equity purchase price							19,100,000
Debt assumed by acquiring company							64,800,000
Equity distribution to parent in form of excess of purchase price over book value of assets							15,900,000
One-time fee to Teekay Corporation for its support in partnership's successful acquisition								$ 7,000,000	$ 2,700,000

Related Party Transactions - Schedule of Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Revenues	$ 96,619	$ 96,477	$ 193,726	$ 195,817
Vessel operating expenses	24,814	22,177	50,130	44,564
General and administrative	4,744	4,433	10,213	9,693
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Revenues	9,398	9,592	16,505	19,183
Vessel operating expenses	2,587	2,399	4,938	4,932
General and administrative	$ 2,816	$ 2,782	$ 6,004	$ 6,067

Related Party Transactions - Schedule of Related Party Transactions (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Amount reclassified from general and administrative to vessel operating expenses	$ 1.8	$ 1.9	$ 3.6	$ 3.7
Subsidiaries [Member]
Related Party Transaction [Line Items]
Fixed rate time charters service period for project			10 years
Additional time period for fixed-rate time-charters contract			15 years

Derivative Instruments - Additional Information (Detail)	6 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 Cross currency swap agreement [Member] USD ($)	Jun. 30, 2012 Cross currency swap agreement [Member] USD ($)	Jun. 30, 2013 Cross currency swap agreement [Member] USD ($)	Jun. 30, 2012 Cross currency swap agreement [Member] USD ($)	Jun. 30, 2013 Toledo Spirit time-charter derivative [Member] USD ($)	Dec. 31, 2012 Toledo Spirit time-charter derivative [Member] USD ($)	Jun. 30, 2013 Norwegian Kroner denominated bonds due May 2017 [Member] NOK	May 31, 2012 Norwegian Kroner denominated bonds due May 2017 [Member] NOK
Derivative [Line Items]
Senior unsecured bond issued									700,000,000	700,000,000
Fair Value /Carrying Amount of Assets	108,600,000
Fair Value /Carrying Amount of Liability	171,000,000
Derivative fair value assets, net							3,900,000	1,100,000
Unrealized losses on derivatives	5,993,000	4,670,000	(2,700,000)	(10,300,000)	(8,900,000)	(10,300,000)
Realized gains on derivatives			$ (100,000)		$ 0

Derivative Instruments - Summary of Cross Currency Swap Agreement (Detail) (Norwegian Kroner-denominated Bond due in 2017 [Member], Currency swap [Member]) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 NOK
Derivative [Line Items]
Principal Amount	$ 125,000	700,000
Interest Rate Index	NIBOR	NIBOR
Floating rate receivable, margin	5.25%	5.25%
Fixed interest payment on cross currency rate swap	6.88%	6.88%
Fair Value	$ (11,677)
Weighted-Average Remaining Term (Years)	3 years 9 months 18 days	3 years 9 months 18 days

Derivative Instruments - Interest Rate Swap Agreements (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
United States Dollar-denominated interest rate swaps 1 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	$ 408,143
Fair Value /Carrying Amount of Assets (Liability)	(79,307)
Weighted-Average Remaining Term (Years)	23 years 7 months 6 days
Fixed Interest Rate (%)	4.90%
United States Dollar-denominated interest rate swaps 2 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	200,083
Fair Value /Carrying Amount of Assets (Liability)	(45,768)
Weighted-Average Remaining Term (Years)	5 years 8 months 12 days
Fixed Interest Rate (%)	6.20%
United States Dollar-denominated interest rate swaps 3 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	90,000
Fair Value /Carrying Amount of Assets (Liability)	(14,371)
Weighted-Average Remaining Term (Years)	5 years 2 months 12 days
Fixed Interest Rate (%)	4.90%
United States Dollar-denominated interest rate swaps 4 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	100,000
Fair Value /Carrying Amount of Assets (Liability)	(16,526)
Weighted-Average Remaining Term (Years)	3 years 6 months
Fixed Interest Rate (%)	5.30%
United States Dollar-denominated interest rate swaps 5 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	200,000
Fair Value /Carrying Amount of Assets (Liability)	(41,089)
Weighted-Average Remaining Term (Years)	15 years 6 months
Fixed Interest Rate (%)	5.20%
United States Dollar-denominated interest rate swaps 6 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	469,018
Fair Value /Carrying Amount of Assets (Liability)	108,606
Weighted-Average Remaining Term (Years)	23 years 7 months 6 days
Fixed Interest Rate (%)	4.80%
Euro-denominated interest rate swaps [Member]
Derivative [Line Items]
Interest Rate Index	EURIBOR
Principal Amount	329,480
Fair Value /Carrying Amount of Assets (Liability)	(31,387)
Weighted-Average Remaining Term (Years)	11 years
Fixed Interest Rate (%)	3.10%
Interest rate swap agreements [Member]
Derivative [Line Items]
Fair Value /Carrying Amount of Assets (Liability)	$ (119,842)

Derivative Instruments - Interest Rate Swap Agreements (Parenthetical) (Detail) In Millions, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 EUR (€)
Derivative [Line Items]
Minimum variable interest rate on Debt	0.30%	0.30%
Maximum variable interest rate on Debt	2.75%	2.75%
Reduced Principal amount denominated Interest rate swaps	$ 91.2	€ 70.1

Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Accounts receivable	$ 4,515	$ 4,567
Current portion of derivative assets	18,306	17,212
Derivative assets	89,685	145,347
Accrued liabilities	(10,902)	(10,887)
Current portion of derivative liabilities	(69,903)	(48,046)
Derivative liabilities	(159,320)	(248,249)
Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Accounts receivable	4,515	4,513
Current portion of derivative assets	16,906	16,927
Derivative assets	87,185	144,247
Accrued liabilities	(10,824)	(10,887)
Current portion of derivative liabilities	(69,389)	(48,046)
Derivative liabilities	(148,235)	(245,287)
Currency swap [Member]
Derivatives, Fair Value [Line Items]
Accounts receivable		54
Current portion of derivative assets		285
Derivative assets
Accrued liabilities	(78)
Current portion of derivative liabilities	(514)
Derivative liabilities	(11,085)	(2,962)
Toledo Spirit time-charter derivative [Member]
Derivatives, Fair Value [Line Items]
Accounts receivable
Current portion of derivative assets	1,400
Derivative assets	2,500	1,100
Accrued liabilities
Current portion of derivative liabilities
Derivative liabilities

Derivative Instruments - Gains (Losses) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Derivatives, Fair Value [Line Items]
Realized gains (losses) on derivative instruments	$ (9,519)	$ (9,290)	$ (19,045)	$ (18,401)
Unrealized gains (losses) on derivative instruments	20,185	(8,855)	21,426	(15,647)
Gain (loss) on derivative instruments, net	10,666	(18,145)	2,381	(34,048)
Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Realized gains (losses) on derivative instruments	(9,496)	(9,284)	(19,022)	(18,363)
Unrealized gains (losses) on derivative instruments	19,885	(8,855)	18,626	(15,947)
Gain (loss) on derivative instruments, net	10,389	(18,139)	(396)	(34,310)
Toledo Spirit time-charter derivative [Member]
Derivatives, Fair Value [Line Items]
Realized gains (losses) on derivative instruments	(23)	(6)	(23)	(38)
Unrealized gains (losses) on derivative instruments	300		2,800	300
Gain (loss) on derivative instruments, net	$ 277	$ (6)	$ 2,777	$ 262

Commitments and Contingencies - Additional Information (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Teekay Nakilat Corporation [Member]	Jun. 30, 2013 HMRC Claim [Member]	Jun. 30, 2013 Lessor Claim [Member]	Dec. 31, 2012 Daewoo Shipbuilding [Member] m3 Carriers	Jun. 30, 2013 Daewoo Shipbuilding [Member]
Commitments Contingencies And Litigation [Line Items]
Number of LNG carriers						2
Carriers volume						173,400
Cost of construction						$ 412,000,000
Payments made to commitments by the joint ventures companies	39,097,000	38,624,000					39,097,000
Remaining payments required to be made under newbuilding contracts in 2013							1,500,000
Remaining payments required to be made under newbuilding contracts in 2014							42,100,000
Remaining payments required to be made under newbuilding contracts in 2015							43,400,000
Remaining payments required to be made under newbuilding contracts in 2016							285,800,000
Fixed-rate charter period						5 years
Expected delivery date of vessels						2016
Description of capital lease			The Teekay Nakilat Joint Venture is the lessee under 30-year capital lease arrangements with a third party for the three RasGas II LNG Carriers (or RasGas II Leases). The UK taxing authority (or HMRC) has been urging the lessor as well as other lessors under capital lease arrangements that have tax benefits similar to the ones provided by the RasGas II Leases, to terminate such finance lease arrangements and has in other circumstances challenged the use of similar structures.
Percentage of ownership interest			70.00%
Present value of the lease rental increase claim				29,000,000	10,000,000
Additional amount of cash be placed on deposit by Joint Venture			$ 12,000,000

Total Capital and Net Income Per Unit - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	May 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from continuous offering program			$ 4,924,000
Offering costs from unit issued	400,000		400,000
Issuance of new common units, maximum aggregate amount				100,000,000
Partners' Capital Account, Units, Sale of Units			124,071
General Partner's proportionate contribution			2.00%
Commissions on issue of stock			100,000
Capital contribution	$ 100,000		$ 100,000
Units held by public	63.90%		63.90%
Exceeded cash distributions per unit	0.4625	0.4625	0.4625

Unit-based compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2013
Non-management directors [Member]
Unit Based Compensation Arrangement [Line Items]
Common units granted		7,342
Aggregate value of units issued		$ 0.3
Common units issued			6,065
Restricted Stock Units (RSUs) [Member]
Unit Based Compensation Arrangement [Line Items]
Aggregate value of units issued		1.5
Restricted units granted to Partnership's employee		36,878
Restricted units, vesting period			3 years
Restricted units expense	$ 0.2		$ 0.7

Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended	1 Months Ended				1 Months Ended
	Jun. 30, 2013	Nov. 01, 2012 Exmar LPG BVBA [Member] Carriers	Dec. 31, 2012 Daewoo Shipbuilding [Member] m3 Carriers	Aug. 31, 2013 Subsequent Event [Member] m3 Buildings	Jul. 31, 2013 Subsequent Event [Member] Buildings	Jul. 31, 2013 Subsequent Event [Member] Exmar LPG BVBA [Member] Buildings	Jul. 30, 2013 Subsequent Event [Member] Exmar LPG BVBA [Member] Carriers	Jul. 31, 2013 Subsequent Event [Member] Daewoo Shipbuilding [Member] LNG carriers [Member] Buildings
Subsequent Event [Line Items]
Construction expenses of LNG building			$ 412					$ 415
Number of new buildings		8	2		2	2	2	2
Expected delivery date of New buildings				Late-2013 or early-2014		2017		2016
Option obtained, maximum number of additional new buildings to order								5
Common stock issued under private placement					931,098
General Partner's proportionate contribution	2.00%				2.00%
General Partner's capital contribution					40.8
Area of building to be acquired			173,400	155,900
Expected delivery date				September 2013
Purchase price of vessels				205
Upfront payment				$ 50